share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2026 EquityInstruments $ / shares	Jun. 30, 2026 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	14,205,590	13,361,320
Granted - Initial award	8,518,223	9,498,320
In lieu of dividends	325,622	639,597
Vested	(967,416)	(1,039,080)
Forfeited	(488,169)	(866,307)
Outstanding, end of period - Non-vested	21,593,850	21,593,850
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	52,480	53,519
Granted - Initial award		0
In lieu of dividends	(1,229)	(2,460)
Vested	967,416	1,039,080
Settled in equity	(966,424)	(1,026,557)
Settled in cash	(1,737)	(15,538)
Outstanding, end of period - Vested	52,964	52,964
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 21.48	$ 21.88
Outstanding, beginning of period, vested | $ / shares	23.58	23.69
Granted - Initial award | $ / shares	17.91	17.96
In lieu of dividends | $ / shares	17.92	17.8
Vested | $ / shares	20.44	20.57
Settled in equity | $ / shares	20.63	20.74
Settled in cash | $ / shares	22.62	22.62
Forfeited | $ / shares	20.97	21.21
Outstanding, end of period, non-vested | $ / shares	18.48	18.48
Outstanding, end of period, vested | $ / shares	$ 23.52	$ 23.52